Recoverable from Reinsurers	12 Months Ended
Dec. 31, 2019
Insurance [Abstract]
Recoverable from Reinsurers
9. Recoverable from Reinsurers

Recoverable from reinsurers consists of the following (in millions):

		December 31, 2019		December 31, 2018
Reinsurer	A.M. Best Rating	Amount	% of Total	Amount	% of Total
Munich American Reassurance Company	A+	$347.6	36.4%	$335.0	33.5%
Hannover Life Reassurance Company of America	A+	323.3	33.9%	336.9	33.7%
Loyal American Life Insurance Company	A	147.5	15.5%	146.0	14.6%
Great American Life Insurance Company	A	56.2	5.9%	54.5	5.4%
ManhattanLife Assurance Company of America	B+	47.0	4.9%	89.5	8.9%
Other		32.1	3.4%	38.3	3.9%
Total		$953.7	100.0%	$1,000.2	100.0%

During the year ended December 31, 2018, CGI recaptured two of their reinsurance treaties. The first of which received $161.4 million of cash, reduced its ceded reinsurance by $140.8 million and recognizing a gain of $20.6 million, included in Other income (expense), net. The second recapture received $168.0 million of cash, reduced its ceded reinsurance by $141.7 million and recognizing a gain of $26.3 million, included in Other income.